1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com _______________________

November 2, 2021

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AGF Investments Trust
File No. 333-173167 and 811-22540
Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), the undersigned hereby certifies, on behalf of the Registrant, that except as provided below, the Prospectuses and Statements of Additional Information do not differ from those contained in the Registrant’s Registration Statement, which was accepted on the EDGAR system on October 28, 2021 (SEC Accession No. 0001104659-21-131051).

The Prospectus pertaining to the Funds listed in Exhibit A hereto have been filed separately pursuant to Rule 497(c) under the 1933 Act.

No fees are required in connection with this filing. Should you have any questions regarding this filing, please contact Adam T. Teufel at 202.261.3464 or Robert J. Rhatigan at 202.261.3329 at Dechert LLP.

Sincerely,

/s Robert J. Rhatigan

Robert J. Rhatigan

EXHIBIT A

Prospectus:
AGF Emerging Markets Equity Fund	Class I: AGQIX Class R6:
AGQRX

AGF Global Sustainable Equity Fund	Class I: AGPIX Class R6: AGPRX
(formerly, AGF Global Sustainable Growth Equity Fund)